TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Gross	$ 778,552	$ 0
Deferred Tax Liabilities, Other	225,060	230,627
Accrued Income Taxes, Current	1,500,000	1,600,000
Income Tax Examination, Penalties and Interest Accrued	249,074	172,993
Income Tax Examination, Penalties and Interest Expense	95,267	165,552
Accrued liabilities for commissions, expense	900,000	1,400,000
Income tax examination penalties and interest accrued other	116,836	89,714
Income tax interest and penality	$ 30,642	$ 11,570